Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 61,743	[1]	$ 43,515	[1]
Liability Derivatives	3,924	[2]	3,095	[2]
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	1,411	[1]	3,638	[1]
Liability Derivatives	842	[2]	1,897	[2]
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	3,589	[1]	21,100	[1]
Liability Derivatives	3,924	[2]	3,095	[2]
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	1,411	[1]	3,638	[1]
Liability Derivatives	842	[2]	1,897	[2]
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	58,154	[1]	22,415	[1]
Liability Derivatives	$ 0	[2]	$ 0	[2]

[1]	(*) Presented as part of other receivables and long term other receivables.
[2]	(**) Presented as part of other payables and long term other payables.